ALLIANCEBERNSTEIN RETIREMENT STRATEGIES	ALLIANCEBERNSTEIN WEALTH STRATEGIES
-AllianceBernstein 2000 Retirement Strategy	-AllianceBernstein Wealth Appreciation Strategy
-AllianceBernstein 2005 Retirement Strategy	“Wealth Appreciation”
-AllianceBernstein 2010 Retirement Strategy	-AllianceBernstein Balanced Wealth Strategy
-AllianceBernstein 2015 Retirement Strategy	“Balanced Wealth”
-AllianceBernstein 2020 Retirement Strategy	-AllianceBernstein Conservative Wealth Strategy
-AllianceBernstein 2025 Retirement Strategy	“Conservative Wealth”
-AllianceBernstein 2030 Retirement Strategy	-AllianceBernstein Tax-Managed Wealth Appreciation Strategy
-AllianceBernstein 2035 Retirement Strategy	“Tax-Managed Wealth Appreciation”
-AllianceBernstein 2040 Retirement Strategy	-AllianceBernstein Tax-Managed Balanced Wealth Strategy
-AllianceBernstein 2045 Retirement Strategy	“Tax-Managed Balanced Wealth”
-AllianceBernstein 2050 Retirement Strategy	-AllianceBernstein Tax-Managed Conservative Wealth Strategy
-AllianceBernstein 2055 Retirement Strategy	“Tax-Managed Conservative Wealth”
(each, a “Retirement Strategy” and together, the “Retirement Strategies”)	(each, a “Wealth Strategy” and together, the “Wealth Strategies”)

Supplement dated May 10, 2012 to the Prospectuses and Summary Prospectuses dated December 31, 2011 of AllianceBernstein Wealth Strategies offering Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares of the Wealth Strategies (the “Wealth Strategies Prospectuses”) and to the Prospectuses and Summary Prospectuses dated December 31, 2011 of AllianceBernstein Retirement Strategies offering Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares of the Retirement Strategies (the “Retirement Strategies Prospectuses”).

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Wealth Strategies Prospectuses

Under the Principal Strategies heading in the summary section of the Prospectuses, the last sentence of the fourth paragraph for Wealth Appreciation, Balanced Wealth and Conservative Wealth; the last sentence of the third paragraph for Tax-Managed Wealth Appreciation and Tax-Managed Conservative Wealth; and the last sentence of the fifth paragraph for Tax-Managed Balanced Wealth is revised as follows:

Within each equity investment discipline, the Adviser is able to draw on the resources and expertise of multiple growth and value equity investment teams, specializing in different capitalization ranges and geographic regions (U.S. and non-U.S.), which are supported by equity research analysts specializing in growth research, and equity research analysts specializing in value research.

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The following chart replaces the chart under the heading “Portfolio Managers” in the summary sections of the Wealth Strategies Prospectuses and the Retirement Strategies Prospectuses and reflects those persons responsible for day-to-day management of each Wealth Strategy’s and Retirement Strategy’s portfolio.

Wealth Strategies Prospectuses

Employee	Length of Service	Title
Dokyoung Lee	Since 2008	Senior Vice President of the Adviser
Seth J. Masters	Since 2003	Senior Vice President of the Adviser
Christopher H. Nikolich	Since 2003	Senior Vice President of the Adviser
Patrick J. Rudden	Since 2009	Senior Vice President of the Adviser

Retirement Strategies Prospectuses

Employee	Length of Service	Title
Dokyoung Lee	Since 2008	Senior Vice President of the Adviser
Seth J. Masters	Since 2005	Senior Vice President of the Adviser
Christopher H. Nikolich	Since 2005	Senior Vice President of the Adviser
Patrick J. Rudden	Since 2009	Senior Vice President of the Adviser

The following information supplements certain information in the Wealth Strategies Prospectuses and Retirement Strategies Prospectuses under the heading “Management of the Strategies — Portfolio Managers”.

Wealth Strategies Prospectuses

Employee; Year; Title	Principal Occupation During the Past Five (5) Years
Dokyoung Lee; since 2008; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2007, and Director of Research—Strategic Asset Allocation since 2008.

Seth J. Masters; since 2003; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2007, and Chief Investment Officer of Asset Allocation and Bernstein Global Wealth Management.

Christopher H. Nikolich; since 2003; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2007, and Head of Research and Investment Design—Defined Contribution Investments.

Patrick J. Rudden; since 2009; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2007, and Head of Blend Strategies.

Retirement Strategies Prospectuses

Employee; Year; Title	Principal Occupation During the Past Five (5) Years
Dokyoung Lee; since 2008; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2007, and Director of Research—Strategic Asset Allocation since 2008.

Seth J. Masters; since 2005; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2007, and Chief Investment Officer of Asset Allocation and Bernstein Global Wealth Management.

Christopher H. Nikolich; since 2005; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2007, and Head of Research and Investment Design—Defined Contribution Investments.

Patrick J. Rudden; since 2009; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2007, and Head of Blend Strategies.

This Supplement should be read in conjunction with the Prospectuses for the Wealth Strategies and Retirement Strategies.

You should retain this Supplement with your Prospectuses for future reference.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

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